PRINCIPAL ACCOUNTING POLICIES (Cash, cash equivalents and restricted cash) (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalent	¥ 5,653,853,691	$ 812,125,268	¥ 3,104,916,803
Restricted cash	576,546,098	82,815,665	377,110,770
Cash and cash equivalents included in held-for-sale assets	43,558,640
Total	¥ 6,273,958,429	$ 901,197,740	¥ 3,482,027,573	$ 500,161,966	¥ 2,761,374,804	¥ 2,820,202,414